1933 Act File No. 33-43472
                                     1940 Act File No. 811-6447

              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

      Pre-Effective Amendment No. .....................

      Post-Effective Amendment No.   34                       X

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No. 34 ....................................     X

            FEDERATED FIXED INCOME SECURITIES, INC.
           (formerly, Fixed Income Securities, Inc.)
      (Exact Name of Registrant as Specified in Charter)

                   Federated Investors Funds
                     5800 Corporate Drive
              Pittsburgh, Pennsylvania 15237-7000
           (Address of Principal Executive Offices)

                        (412) 288-1900
                (Registrant's Telephone Number)

                  John W. McGonigle, Esquire
                   Federated Investors Tower
                      1001 Liberty Avenue
              Pittsburgh, Pennsylvania 15222-3779
            (Name and Address of Agent for Service)
       (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b).
_     on _____________________pursuant to paragraph (b).
      60 days after filing pursuant to paragraph (a) (i).
X     on January 31, 2004 pursuant to paragraph (a) (i).
      75 days after filing pursuant to paragraph (a)(ii).
      on_______pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Copies To:
Matthew G. Mahoney, Esquire
Dickstein Shapiro Morin and Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037



Federated Limited Term Municipal Fund
A Portfolio of Federated Fixed Income Securities, Inc.


prospectus

 January 31, 2003

Class A Shares
class F Shares


A mutual fund seeking a high level of current income which is exempt from federal regular income tax consistent with preservation of principal by investing primarily in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission
(SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.











                               Contents
                               Risk/Return Summary
                               What are the Fund's Fees and
                               Expenses?
                               What are the Fund's Investment
                               Strategies?
                               What are the Principal Securities
                               in Which the Fund Invests?
                               What are the Specific Risks of
                               Investing in the Fund?
                               What Do Shares Cost?
                               How is the Fund Sold?
                               How to Purchase Shares
                               How to Redeem and Exchange Shares
                               Account and Share Information
                               Who Manages the Fund?
                               Financial Information












Not FDIC Insured    May Lose Value    No Bank Guarantee


Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to seek a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities are primarily investment grade and its dollar weighted average duration is four years or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.



o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

o Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear.
      Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

o Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such and investment magnify the Fund's risk of loss and potential for gain.



o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not raise to as great an extent as that of other fixed-income securities.



o Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

|X| Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.





The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

Federated Limited Term Municipal Fund



TO BE FILED BY AMENDMENT


What are the Fund's Fees and Expenses?


Federated Limited Term Municipal Fund

Fees and Expenses

TO BE fILED BY AMENDMENT

What are the Fund's Investment Strategies?

The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund's portfolio securities are primarily investment grade and its dollar weighted average duration is four years or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and to provide high levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

o the economic feasibility of revenue bond financings and general purpose financings;

o     the financial condition of the issuer or guarantor;

o     political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

o     current and expected U.S. economic growth;

o     current and expected interest rates and inflation;

o     the Federal Reserve's monetary policy; and

o supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide high levels of income, subject to the Fund's quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. The Adviser uses hedging transactions for purposes of duration management. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.


The Fund may enter into derivatives contracts as hedging transactions, as more fully described herein. The Fund also may use derivative contracts to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.


Because the Fund refers to municipal investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in obligations, the interest from which is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.


General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


Municipal Mortgage Backed Securities
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.


Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.




Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, indvidual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

SWAPS

Swaps are contracts in which two parties agree to pay each other
(swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors and total return swaps.


Credit Enhancement
The Fund may invest in tax exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.


Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide
assurance against default or other loss of money.   If a security
has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.




Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Tax Risks
In order to be tax-exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.




Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.



Risks of Investing in Derivatives Contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.




What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).
  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under
  "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment
professionals may charge you fees for their services in
connection with your Share transactions.
                      Minimum       Maximum Sales Charge

                      Initial/
                      Subsequent
                      Investment
 Shares Offered       Amounts1
                                  Front-End    Contingent
                                  Sales        Deferred
                                  Charge2      Sales Charge3
Class A Shares      $1,500/$100   1.00%        0.00%
Class F Shares      $1,500/$100   None         1.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
-------------------------------------------------------------------
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3     See "Sales Charge When You Redeem." A Contingent Deferred
Sales Charge (CDSC) may be charged under certain circumstances.
To determine whether your CDSC, if applicable, may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares
                             Sales Charge
                             as a
                             Percentage
                             of Public        Sales Charge as
                             Offering         a Percentage of
 Purchase Amount             Price            NAV
Less than $1 million       1.00%            1.01%
$1 million or greater1     0.00%            0.00%
1A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the
Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.
-------------------------------------------------------------------
The sales charge for Class A will be eliminated when you purchase
Shares:
o within 120 days of redeeming Shares of an equal or greater amount;

o when the Fund's Distributor does not advance payment to the investment professional for your purchase;

o     by exchanging shares from the same share class of another
      Federated Fund;

o for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or

o through investment professionals that receive no portion of the sales charge.

For Class F ShareholdersThe sales charge when purchasing Class F
Shares
of other Federated Funds may be eliminated by:
o     purchasing Shares in greater quantities to reduce the
      applicable sales charge;

o     combining concurrent purchases of Shares:

-     by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated Funds (other than money market funds);
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund);o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information);

o within 120 days of redeeming shares of equal or greater amount;

o when the Fund's Distributor does not advance payment to the investment professional for your purchase;

o     by exchanging shares from the same share class of another
      Federated Fund;

o for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

o through investment professionals that receive no portion of the sales charge.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge,
commonly referred to as a contingent deferred sales charge (CDSC). Class A Shares (Purchase amount of $1 million or greater):
A CDSC of 0.75% of the redemption amount applies to Class A
Shares redeemed up to 24 months after purchase under
certain investment programs where an investment
professional received an advance payment on the
transaction.
Class F Shares:
Purchase Amount             Shares Held            CDSC
Up to $2 million            4 years or less        1.00%
$2 - $5 million             2 years or less        0.50%
$5 million or more          1 year or less         0.25%
$25 million or more         N/A                    None

-------------------------------------------------------------------
If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should
notify the Distributor at the time of redemption. If the
Distributor is not notified, the CDSC will apply.
You will not be charged a CDSC when redeeming Shares:
o.....purchased with reinvested dividends or capital gains;

o purchased within 120 days of redeeming Shares of an equal or lesser amount;

o     that you exchanged into the same share class of another
      Federated Fund if the shares were held for the applicable
      CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

o if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o if your redemption is a required retirement plan distribution; or

o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
o     Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F
Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the
Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A and Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another
Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional
Shares through a depository institution that is an ACH member.
This purchase option can be established by completing the appropriate sections of the New Account Form.


How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE
(normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated
NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o Fund Name and Share Class, account number and account registration;

o     amount to be redeemed or exchanged;

o     signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o     meet any minimum initial investment requirements; and

o receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually.
Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than5,000 investment professionals make Federated Funds available to their customers.




 The Fund's portfolio managers are:

Mary Jo Ochson
Mary Jo Ochson has been the Fund's Portfolio Manager since the Fund's inception. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.


Jeff A. Kozemchak
Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1997. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-Class A Shares
to be filed by amendment

Financial Highlights-Class F Shares
to be filed by amendment

A Statement of Additional Information (SAI) dated January 31, 2003, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as it becomes available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6447

Cusip 31417P304

Cusip 31417P403


28114 (1/03)




FEDERATED LIMITED TERM MUNICIPAL FUND
A Portfolio of Federated Fixed Income Securities, Inc.


Statement of additional Information

January 31, 2003

Class A Shares
Class F Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Class A Shares and Class F Shares of Federated Limited Term Municipal Fund (Fund), dated January 31, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











                               Contents
                               How is the Fund Organized?
                               Securities in Which the Fund Invests
                               What Do Shares Cost?
                               How is the Fund Sold?
                               Exchanging Securities for Shares
                               Subaccounting Services
                               Redemption in Kind
                               Account and Share Information
                               Tax Information
                               Who Manages and Provides Services to the
                               Fund?
                               How Does the Fund Measure Performance?
                               Who is Federated Investors, Inc.?
                               Financial Information
                               Investment Ratings
                               Addresses










3070702B (1/03)




HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board of Directors (Board) approved the reclassification of the Fund's Investment Shares as Class A Shares and Fortress Shares as Class F Shares. The Corporation changed its name from Fixed Income Securities, Inc. to Federated Fixed Income Securities, Inc. on February 1, 2000. The Fund changed its name from Limited Term Municipal Fund to Federated Limited Term Municipal Fund on March 31, 1996.

 The Board has established two classes of shares of the Fund, known as Class A Shares and Class F Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus.
Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed- income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed- income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

INVERSE FLOATERS
An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks, leverage risks and credit risks.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

PACS
PACs (planned amortization classes) are a sophisticated form of municipal mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Temporary Defense Investments
The Fund may make temporary defensive investments in the following taxable securities:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Derivative Contracts




Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy or sell the following types of contracts: interest rate and index financial futures contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:
o Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
o Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:
o Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and
o Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
   The Fund may also buy or write options, as needed, to close out existing option positions.

   Swaps
   Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

   Interest Rate Swaps
   Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

   Total Rate of Return Swaps
   Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

   Caps And Floors
   Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


Special Transactions

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Asset Coverage
In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.


Liquidity Risks
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.



Risks of Investing in Derivatives Contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.




Fundamental INVESTMENT Objective AND POLICY
The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

Under normal circumstances, the Fund will be invested so that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax. This objective and policy are fundamental and cannot be changed by the Board without shareholder approval.


INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests, therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the Fund's diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the
market value of all securities and other assets of the Fund.   The NAV for
each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


eliminating THE FRONT-END SALES CHARGE
You can eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent Class A Shares and Class F Shares
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.


Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
   Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and


Class F Shares Only
o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases Shares, the investment professional may receive:

an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.


Class A Shares
Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



                  Advance
                  Payments
                  as a
                  Percentage
                  of
                  Public
                  Offering
Amount            Price
First $1 - $5     0.75%
million
Next $5 - $20     0.50%
million
Over $20          0.25%
million
For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.
----------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


Class F Shares
Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of January 2 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 2,619,840 shares (11.42%), MLPF&S, Jacksonville, FL, owned approximately 2,474,576 shares (10.78%), NFSC, FT Mitchell, KY owned approximately 1,736,672 shares (7.57%).

As of January 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S, Jacksonville, FL, owned approximately 487,790 shares (26.77%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of, January 2, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and Class F Shares.


INTERESTED Directors BACKGROUND AND COMPENSATION

                    Principal Occupation(s) for   Aggregate     Total
                    Past Five Years, Other        Compensation  Compensation
                    Directorships Held and        From          From
Name                Previous Positions            Corporation   Corporation
Birth Date                                        (past         and
Address                                           Fiscal        Federated
Positions Held                                    Year)         Fund Complex
with Corporation
------------------
Date Service Began
                   Principal Occupations: Chief           $0
John F. Donahue*   Executive Officer and                       $0
Birth Date: July   Director or Trustee of the
28, 1924           Federated Fund Complex;
DIRECTOR AND       Chairman and Director,
CHAIRMAN           Federated Investors, Inc.;
Began serving:     Chairman, Federated
October 1991       Investment Management
                   Company, Federated Global
                   Investment Management Corp.
                   and Passport Research, Ltd.

                   Previous Positions: Trustee,
                   Federated Investment
                   Management Company and
                   Chairman and Director,
                   Federated Investment
                   Counseling.

                   Principal Occupations:                 $0
J. Christopher     President or Executive Vice                 $0
Donahue*           President of the Federated
Birth Date: April  Fund Complex; Director or
11, 1949           Trustee of some of the Funds
DIRECTOR AND       in the Federated Fund
PRESIDENT          Complex; President, Chief
Began serving:     Executive Officer and
January  2000      Director, Federated
                   Investors, Inc.; President,
                   Chief Executive Officer and
                   Trustee, Federated
                   Investment Management
                   Company; Trustee, Federated
                   Investment Counseling;
                   President, Chief Executive
                   Officer and Director,
                   Federated Global Investment
                   Management Corp.; President
                   and Chief Executive Officer,
                   Passport Research, Ltd.;
                   Trustee, Federated
                   Shareholder Services
                   Company; Director, Federated
                   Services Company.

                   Previous Position:
                   President, Federated
                   Investment Counseling.

                   Principal Occupations:            $348.34
Lawrence D.        Director or Trustee of the                  $148,500.00
Ellis, M.D.*       Federated Fund Complex;
Birth Date:        Professor of Medicine,
October 11, 1932   University of Pittsburgh;
3471 Fifth Avenue  Medical Director, University
Suite 1111         of Pittsburgh Medical Center
Pittsburgh, PA     Downtown; Hematologist,
DIRECTOR           Oncologist and Internist,
Began serving:     University of Pittsburgh
October 1991       Medical Center.

                   Other Directorships Held:
                   Member, National Board of
                   Trustees, Leukemia Society
                   of America.

                   Previous Positions: Trustee,
                   University of Pittsburgh;
                   Director, University of
                   Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
----------------------------------------------------------------------------


INDEPENDENT directors BACKGROUND AND COMPENSATION

                    Principal Occupation(s) for   Aggregate     Total
                    Past Five Years, Other        Compensation  Compensation
                    Directorships Held and        From          From
Name                Previous Positions            Corporation   Corporation
Birth Date                                        (past         and
Address                                           Fiscal        Federated
Positions Held                                    Year)         Fund Complex
with Corporation
------------------
                   Principal Occupation:             $383.18   $163,350.00
Thomas G. Bigley   Director or Trustee of the
Birth Date:        Federated Fund Complex.
February 3, 1934
15 Old Timber      Other Directorships Held:
Trail              Director, Member of
Pittsburgh, PA     Executive Committee,
DIRECTOR           Children's Hospital of
Began serving:     Pittsburgh; Director,
November 1994      University of Pittsburgh.

                   Previous Position: Senior
                   Partner, Ernst & Young LLP.

                   Principal Occupations:            $383.18   $163,350.00
John T. Conroy,    Director or Trustee of the
Jr.                Federated Fund Complex;
Birth Date: June   Chairman of the Board,
23, 1937           Investment Properties
Grubb &            Corporation; Partner or
Ellis/Investment   Trustee in private real
Properties         estate ventures in Southwest
Corporation        Florida.
3838 Tamiami
Trail N.           Previous Positions:
Naples, FL         President, Investment
DIRECTOR           Properties Corporation;
Began serving:     Senior Vice President, John
October 1991       R. Wood and Associates,
                   Inc., Realtors; President,
                   Naples Property Management,
                   Inc. and Northgate Village
                   Development Corporation.

                   Principal Occupation:             $383.18   $163,350.00
Nicholas P.        Director or Trustee of the
Constantakis       Federated Fund Complex.
Birth Date:
September 3, 1939  Other Directorships Held:
175 Woodshire      Director, Michael Baker
Drive              Corporation (engineering and
Pittsburgh, PA     energy services worldwide).
DIRECTOR           -----------------------------
Began serving:
February 1998      Previous Positions:
                   Partner, Andersen Worldwide
                   SC.

                   Principal Occupation:             $348.34   $148,500.00
John F. Cunningham Director or Trustee of the
Birth Date: March  Federated Fund Complex.
5, 1943
353 El Brillo Way  Other Directorships Held:
Palm Beach, FL     Chairman, President and
DIRECTOR           Chief Executive Officer,
Began serving:     Cunningham & Co., Inc.
January 1999       (strategic business
                   consulting); Trustee
                   Associate, Boston College.

                   Previous Positions:
                   Director, Redgate
                   Communications and EMC
                   Corporation (computer
                   storage systems); Chairman
                   of the Board and Chief
                   Executive Officer, Computer
                   Consoles, Inc.; President
                   and Chief Operating Officer,
                   Wang Laboratories; Director,
                   First National Bank of
                   Boston; Director, Apollo
                   Computer, Inc.

                   Principal Occupation:             $348.34   $148,500.00
Peter E. Madden    Director or Trustee of the
Birth Date: March  Federated Fund Complex;
16, 1942           Management Consultant.
One Royal Palm Way -----------------------------
100 Royal Palm Way
Palm Beach, FL     Other Directorships Held:
DIRECTOR           Board of Overseers, Babson
Began serving:     College.
October 1991
                   Previous Positions:
                   Representative, Commonwealth
                   of Massachusetts General
                   Court; President, State
                   Street Bank and Trust
                   Company and State Street
                   Corporation (retired);
                   Director, VISA USA and VISA
                   International; Chairman and
                   Director, Massachusetts
                   Bankers Association;
                   Director, Depository Trust
                   Corporation; Director, The
                   Boston Stock Exchange.

                   Principal Occupations:            $383.18   $163,350.00
Charles F.         Director or Trustee of the
Mansfield, Jr.     Federated Fund Complex;
Birth Date: April  Management Consultant;
10, 1945           Executive Vice President,
80 South Road      DVC Group, Inc. (marketing,
Westhampton        communications and
Beach, NY          technology) (prior to
DIRECTOR           9/1/00).
Began serving:
January 1999       Previous Positions: Chief
                   Executive Officer, PBTC
                   International Bank; Partner,
                   Arthur Young & Company (now
                   Ernst & Young LLP); Chief
                   Financial Officer of Retail
                   Banking Sector, Chase
                   Manhattan Bank; Senior Vice
                   President, HSBC Bank USA
                   (formerly, Marine Midland
                   Bank); Vice President,
                   Citibank; Assistant
                   Professor of Banking and
                   Finance, Frank G. Zarb
                   School of Business, Hofstra
                   University.

John E. Murray,    Principal Occupations:            $418.01   $178,200.00
Jr., J.D., S.J.D.  Director or Trustee of the
Birth Date:        Federated Fund Complex;
December 20, 1932  Chancellor and Law
Chancellor,        Professor, Duquesne
Duquesne           University; Consulting
University         Partner, Mollica & Murray.
Pittsburgh, PA
DIRECTOR           Other Directorships Held:
Began serving:     Director, Michael Baker
February 1995      Corp. (engineering,
                   construction, operations and
                   technical services).

                   Previous Positions:
                   President, Duquesne
                   University; Dean and
                   Professor of Law, University
                   of Pittsburgh School of Law;
                   Dean and Professor of Law,
                   Villanova University School
                   of Law.

                   Principal Occupations:            $348.34   $148,500.00
Marjorie P. Smuts  Director or Trustee of the
Birth Date: June   Federated Fund Complex;
21, 1935           Public Relations/Marketing
4905 Bayard Street Consultant/Conference
Pittsburgh, PA     Coordinator.
DIRECTOR
Began serving:     Previous Positions: National
October 1991       Spokesperson, Aluminum
                   Company of America;
                   television producer;
                   President, Marj Palmer
                   Assoc.; Owner, Scandia Bord.

                   Principal Occupations:            $348.34   $148,500.00
John S. Walsh      Director or Trustee of the
Birth Date:        Federated Fund Complex;
November 28, 1957  President and Director, Heat
2604 William Drive Wagon, Inc. (manufacturer of
Valparaiso, IN     construction temporary
DIRECTOR           heaters); President and
Began serving:     Director, Manufacturers
January 1999       Products, Inc. (distributor
                   of portable construction
                   heaters); President,
                   Portable Heater Parts, a
                   division of Manufacturers
                   Products, Inc.

                   Previous Position: Vice
                   President, Walsh & Kelly,
                   Inc.



OFFICERS**
----------------------------------------------------------------------------

Name                       Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with
Corporation
                          Principal Occupations: President, Executive
Edward C. Gonzales        Vice President and Treasurer of some of the
Birth Date: October 22,   Funds in the Federated Fund Complex; Vice
1930                      Chairman, Federated Investors, Inc.; Trustee,
EXECUTIVE VICE PRESIDENT  Federated Administrative Services.

                          Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

                          Principal Occupations: Executive Vice President
John W. McGonigle         and Secretary of the Federated Fund Complex;
Birth Date: October 26,   Executive Vice President, Secretary and
1938                      Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY             Previous Positions: Trustee, Federated
                          Investment Management Company and Federated
                          Investment Counseling; Director, Federated
                          Global Investment Management Corp., Federated
                          Services Company and Federated Securities Corp.

                          Principal Occupations: Treasurer of the
Richard J. Thomas         Federated Fund Complex; Senior Vice President,
Birth Date: June 17, 1954 Federated Administrative Services.
TREASURER
                          Previous Positions: Vice President, Federated
                          Administrative Services; held various
                          management positions within Funds Financial
                          Services Division of Federated Investors, Inc.

                          Principal Occupations: President or Vice
Richard B. Fisher         President of some of the Funds in the Federated
Birth Date: May 17, 1923  Fund Complex; Vice Chairman, Federated
VICE CHAIRMAN             Investors, Inc.; Chairman, Federated Securities
                          Corp.

                          Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

                          Principal Occupations: Chief Investment Officer
William D. Dawson, III    of this Fund and various other Funds in the
Birth Date: March 3, 1949 Federated Fund Complex; Executive Vice
CHIEF INVESTMENT OFFICER  President, Federated Investment Counseling,
                          Federated Global Investment Management Corp.,
                          Federated Investment Management Company and
                          Passport Research, Ltd.; Director, Federated
                          Global Investment Management Corp. and
                          Federated Investment Management Company;
                          Portfolio Manager, Federated Administrative
                          Services; Vice President, Federated Investors,
                          Inc.

                          Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

                          Joseph M. Balestrino is Vice President of the
Joseph M. Balestrino      Corporation. Mr. Balestrino joined Federated in
Birth Date: November 3,   1986 and has been a Senior Portfolio Manager
1954                      and Senior Vice President of the Fund's Adviser
VICE PRESIDENT            since 1998. He was a Portfolio Manager and a
                          Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio
                          Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a
                          Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

                          Jeff A. Kozemchak is Vice President of the
Jeff A. Kozemchak         Corporation.  Mr. Kozemchak joined Federated in
Birth Date: January 15,   1987 and has been a Senior Portfolio Manager
1960                      since 1996 and a Senior Vice President of the
VICE PRESIDENT            Fund's Adviser since 1999. He was a Portfolio
                          Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


**    Officers do not receive any compensation from the Fund(s).
----------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.




COMMITTEES of the board
                                                                Meetings
                                                                Held
                                                                During
                                                                Last
Board    Committee                                              Fiscal
Committe Members          Committee Functions                   Year
ExecutiveJohn F. Donahue  In between meetings of the full       Two
         John E.          Board, the Executive Committee
         Murray, Jr.,     generally may exercise all the
         J.D., S.J.D.     powers of the full Board in the
                          management and direction of the
                          business and conduct of the affairs
                          of the Corporation in such manner
                          as the Executive Committee shall
                          deem to be in the best interests of
                          the Corporation.  However, the
                          Executive Committee cannot elect or
                          remove Board members, increase or
                          decrease the number of Directors,
                          elect or remove any Officer,
                          declare dividends, issue shares or
                          recommend to shareholders any
                          action requiring shareholder
                          approval.

Audit    Thomas G.        The Audit Committee reviews and       Four
         Bigley           recommends to the full Board the
         John T.          independent auditors to be selected
         Conroy, Jr.      to audit the Fund's financial
         Nicholas P.      statements; meets with the
         Constantakis     independent auditors periodically
         Charles F.       to review the results of the audits
         Mansfield, Jr.   and reports the results to the full
                          Board; evaluates the independence
                          of the auditors, reviews legal and
                          regulatory matters that may have a
                          material effect on the financial
                          statements, related compliance
                          policies and programs, and the
                          related reports received from
                          regulators; reviews the Fund`s
                          internal audit function; reviews
                          compliance with the Fund`s code of
                          conduct/ethics; reviews valuation
                          issues; monitors inter-fund lending
                          transactions; reviews custody
                          services and issues and
                          investigates any matters brought to
                          the Committee's attention that are
                          within the scope of its duties.


Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2001
----------------------------------------------------------------------------
                   Dollar       Aggregate
                   Range of     Dollar Range
                   Shares       of
                      Owned     Shares Owned
                    in Fund     in
                                Federated
Interested                      Family of
Board Member                    Investment
Name                            Companies
John F. Donahue        None          Over
                                 $100,000
J. Christopher         None          Over
Donahue                          $100,000
Lawrence D.            None          Over
Ellis, M.D.                      $100,000

Independent
Board Member
Name
Thomas G. Bigley       None          Over
                                 $100,000
John T. Conroy,        None          Over
Jr.                              $100,000
Nicholas P.            None          Over
Constantakis                     $100,000
John F.                None          Over
Cunningham                       $100,000
Peter E. Madden        None          Over
                                 $100,000
Charles F.             None     $50,001 -
Mansfield, Jr.                   $100,000
John E. Murray,        None          Over
Jr., J.D.,                       $100,000
S.J.D.
Marjorie P.            None          Over
Smuts                            $100,000
John S. Walsh          None          Over
                                 $100,000

INVESTMENT ADVISER
----------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                       Average Aggregate
                       Daily
Maximum                Net Assets of the
Administrative Fee     Federated Funds
                       on the first $250
0.150 of 1%            million
                       on the next $250
0.125 of 1%            million
                       on the next $250
0.100 of 1%            million
                       on assets in excess
0.075 of 1%            of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
----------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
The independent public accountant for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
November 30                 2002              2001         2000
Advisory Fee Earned         $741,591          $438,104     $357,897
Advisory Fee Reduction      286,744           305,795      357,897
Administrative Fee          155,000           155,000      155,000
12b-1 Fee:
 Class A  Shares            417,536           --           --
 Class F  Shares            --                --           --
Shareholder Services
Fee:
  Class A Shares            417,536           --           --
  Class F Shares            45,958            --           --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
----------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2002.

Yield is given for the 30-day period ended November 30, 2002.

                                                Start of
                                                Performance
Share Class     30-Day                          on
                Period       1 Year   5 Years   9/1/1993
Class A:
Total Return
  Before Taxes   N/A          2.54%  3.60%    3.73%
  After Taxes    N/A          2.54%  3.60%    3.73%
  on
  Distributions
  After Taxes    N/A          2.58%  3.61%    3.77%
  on
  Distributions
  and Sale of
  Shares
Yield            1.91         N/A    N/A      N/A
Tax Equivalent   3.11%        N/A    N/A      N/A
Yield
Class F:
Total Return
  Before Taxes   N/A         2.85%   4.07%    4.09%
  After Taxes    N/A         2.85%   4.07%    4.09%
  on
  Distributions
  After Taxes    N/A         2.88%   4.05%    4.11%
  on
  Distributions
  and Sale of
  Shares
Yield            2.17%       N/A      N/A      N/A
Tax Equivalent   3.53%       N/A      N/A      N/A
Yield

----------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD And Tax Equivalent Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2002  multistate
municipal fund
Tax          10.00%  15.00%    27.00%     30.00%      35.00%     38.60%
Bracket:
Federal
Joint Return $0 -    $12,001   $46,701 -  $112,851 -  $171,951   Over
             $12,000 - $46,700 $112,850   $171,950    - $307,050 $307,050
Single       $0 -    $6,001 -  $27,951 -  $67,701 -   $141,251   Over
Return       $6,000  $27,950   $67,700    $141,250    - $307,050 $307,050
Tax-Exempt   Taxable Yield Equivalent
Yield
0.50%        0.56%   0.59%     0.68%      0.71%       0.77%      0.81%
1.00%        1.11%   1.18%     1.37%      1.43%       1.54%      1.63%
1.50%        1.67%   1.76%     2.05%      2.14%       2.31%      2.44%
2.00%        2.22%   2.35%     2.74%      2.86%       3.08%      3.26%
2.50%        2.78%   2.94%     3.42%      3.57%       3.85%      4.07%
3.00%        3.33%   3.53%     4.11%      4.29%       4.62%      4.89%
3.50%        3.89%   4.12%     4.79%      5.00%       5.38%      5.70%
4.00%        4.44%   4.71%     5.48%      5.71%       6.15%      6.51%
4.50%        5.00%   5.29%     6.16%      6.43%       6.92%      7.33%
5.00%        5.56%   5.88%     6.85%      7.14%       7.69%      8.14%
5.50%        6.11%   6.47%     7.53%      7.86%       8.46%      8.96%
6.00%        6.67%   7.06%     8.22%      8.57%       9.23%      9.77%
6.50%        7.22%   7.65%     8.90%      9.29%       10.00%     10.59%
7.00%        7.78%   8.24%     9.59%      10.00%      10.77%     11.40%
7.50%        8.33%   8.82%     10.27%     10.71%      11.54%     12.21%
8.00%        8.89%   9.41%     10.96%     11.43%      12.31%     13.03%
8.50%        9.44%   10.00%    11.64%     12.14%      13.08%     13.84%
9.00%        10.00%  10.59%    12.33%     12.86%      13.85%     14.66%
9.50%        10.56%  11.18%    13.01%     13.57%      14.62%     15.47%
10.00%       11.11%  11.76%    13.70%     14.29%      15.38%     16.29%
10.50%       11.67%  12.35%    14.38%     15.00%      16.15%     17.10%
11.00%       12.22%  12.94%    15.07%     15.71%      16.92%     17.92%

----------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Three-Year State General Obligation Bonds
Lehman Brothers Three-Year State General Obligation Bonds is an index comprised of all state general obligation debt issues with maturities between two and four years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one-, three-, and twelve-month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


Morningstar, Inc.
Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Lehman Brothers One-Year Municipal Bond Index
The Lehman Brothers One-Year Municipal Bond Index is an index of municipal bonds issued after December 31, 1990 with a minimum credit rating of at least BAA3, been issued as part of a deal worth at least $50 million, have a maturity value of at least $5 million, and a maturity range of 1-2 years.


Lehman Brothers Three-Year Municipal Bond Index
The Lehman Brothers Three-Year Municipal Bond Index is an index of municipal bonds issued after December 31, 1990 with a minimum credit rating of at least BAA3, been issued as part of a deal worth at least $50 million, have a maturity value of at least $5 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Federated Limited Term Municipal Fund dated November 30, 2002.



INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



PGHLIB-1268226.01-SNBANKS
October 8, 2000  11:51 AM
Addresses

Federated Limited Term Municipal Fund

Class A Shares

Class F Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116








PART C.    OTHER INFORMATION.

Item 23.  Exhibits

           (a)  (i)   Conformed copy of Articles of
                      Incorporation of the Registrant; (1)
                (ii)  Conformed copy of Amendment No. 1 to
                      the Articles of Incorporation of the
                      Registrant; (12)
                (iii) Conformed copy of Amendment No. 2 to
                      the Articles of Incorporation of the
                      Registrant; (12)
                (iv)  Conformed copy of Amendment No. 3 to
                      the Articles of Incorporation of the
                      Registrant; (12)
                (v)   Conformed copy of Amendment No.4 to
                      the Articles of Incorporation of the
                      Registrant; (12)
                (vi)  Conformed copy of Amendment No. 5 to
                      the Articles of Incorporation of the
                      Registrant; (12)
                (vii) Conformed copy of Amendment No. 6 to
                      the Articles of Incorporation of the
                      Registrant; (21)
                (viii)Conformed copy of Amendment No. 7 to
                      the Articles of Incorporation of the
                      Registrant; (21)
                (ix)  Conformed copy of Amendment No. 8 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (x)   Conformed copy of Amendment No. 9 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xi)  Conformed copy of Amendment No. 10 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xii) Conformed copy of Amendment No. 11 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xiii)Conformed copy of Amendment No. 12 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xiv) Conformed copy of Amendment No. 13 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xv)  Conformed copy of Amendment No. 14 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xvi) Conformed copy of Amendment No. 15 to
                      the Articles of Incorporation of the
                      Registrant; (22)
                (xvii)Conformed copy of Amendment No. 16 to
                      the Articles of Incorporation of the
                      Registrant; (23)
                (xviii)   Conformed copy of Amendment No. 17
                      to the Articles of Incorporation of
                      the Registrant; (23)
           (b)  (i)   Copy of By-Laws of the Registrant; (1)
                (ii)  Copy of Amendment No. 1 to the By-Laws
                      of the Registrant; (21)
                (iii) Copy of Amendment No. 2 to the By-Laws
                      of the Registrant; (21)
                (iv)  Copy of Amendment No. 3 to the By-Laws
                      of the Registrant; (21)
                (v)   Copy of Amendment No. 4 to the By-Laws
                      of the Registrant; (21)
                (vi)  Copy of Amendment No. 5 to the By-Laws
                      of the Registrant; (26)
                (vii) Copy of Amendment No. 6 to the By-Laws
                      of the Registrant; (27)
           (c)  (i)   Copy of Specimen Certificate for
                      Shares of Beneficial Interest of the
                      Registrant; (1)
                (ii)  Federated Limited Term Fund-Class A
                      Shares and Class F Shares; (18)
                (iii) Federated Limited Term Municipal Fund
                      - Class A Shares and Class F Shares;
                      (18)
                (iv)  Federated Strategic Income Fund -
                      Class A Shares, Class B Shares, Class
                      C Shares and Class F Shares; (18)
           (d)  (i)   Conformed copy of Investment Advisory
                      Contract of the Registrant; (7)
                (ii)  Conformed copy of Exhibit A to
                      Investment Advisory Contract of the
                      Registrant; (7)
                (iii) Conformed copy of Exhibit B to
                      Investment Advisory Contract of the
                      Registrant;  (7)
                (iii) Conformed copy of Exhibit C to
                      Investment Advisory Contract of the
                      Registrant; (12)
                (iv)  Conformed copy of Exhibit D to
                      Investment Advisory Contract of the
                      Registrant; (9)
                (v)   Conformed copy of Exhibit E to
                      Investment Advisory Contract of the
                      Registrant; (10)
                (vi)  Conformed copy of Exhibit F to
                      Investment Advisory Contract of the
                      Registrant; (23)
                (viii)Conformed copy of Limited Power of
                      Attorney to Investment Advisory
                      Contract of the Registrant; (23)
                (ix)  Conformed copy of Sub-Advisory
                      Agreement of the Registrant; (10)
                (x)   Conformed copy of Amendment to the
                      Sub-Advisory Agreement between
                      Federated Investment Management
                      Company and Federated Global
                      Investment Management Corp.; (24)
                (xi)  Conformed copy of Amendment to
                      Investment Advisory Contract between
                      the registrant and Federated
                      Investment Management Company; (24)
           (e)  (i)   Conformed copy of Distributor's
                      Contract of the Registrant through and
                      including Exhibits A-I; (14)
                (ii)  Conformed copy of Exhibit J to
                      Distributor's Contract of the
                      Registrant; (18)
                (iii) Conformed copy of Distributor's
                      Contract of the Registrant (Class B
                      Shares); (20)
                (iv)  Conformed copy of Exhibit K to
                      Distributor's Contract of the
                      Registrant; (23)
                (v)   Conformed copy of Exhibit L to
                      Distributor's Contract of the
                      Registrant; (23)
                (vi)  The Registrant hereby incorporates the
                      conformed copy of the specimen Mutual
                      Funds Sales and Service Agreement;
                      Mutual Funds Service Agreement; and
                      Plan Trustee/Mutual Funds Service
                      Agreement from Item 24(b)(6) of the
                      Cash Trust Series II Registration
                      Statement on Form N-1A, filed with the
                      Commission on July 24, 1995. (Files
                      Nos. 33-38550 and 811-6269)
                (vii) Conformed copy of Amendment to
                      Distributor's Contract between
                      Federated funds with Class B Shares
                      and Federated Securities Corp.; (24)
                (viii)Amendment to Distributor's Contract
                      between Federated Fixed Income
                      Securities, Inc. and Federated
                      Securities Corp.; (27)
           (f)        Not applicable;
           (g)  (i)   Conformed copy of Custodian
                      Agreement of the Registrant; (17)
                (ii)  Conformed copy of Custodian Fee
                      Schedule; (19)
           (h)  (i)   Conformed copy of Amended and Restated
                      Agreement for Fund Accounting
                      Services, Administrative Services,
                      Shareholder Transfer Agency Services
                      and Custody Services Procurement; (21)
                (ii)  The Registrant hereby incorporates the
                      conformed copy of the Second Amended
                      and Restated Services Agreement from
                      Item (h) (v)of the Investment Series
                      Funds, Inc. Registration Statement on
                      Form N-1A, filed with the Commission
                      on January 23, 2002.  (File Nos.
                      33-48847 and 811-07021).
                (iii) Conformed copy of Principal
                      Shareholder Servicer's Agreement
                      (Class B Shares); (20)
                (iv)  Conformed copy of Shareholder Services
                      Agreement (Class B Shares); (20)
                (v)   The responses described in Item 23
                      (e)(vi) are hereby incorporated by
                      reference.
                (vi)  On behalf of Federated Strategic
                      Income Fund, the Registrant hereby
                      incorporates the conformed copy of the
                      Shareholder Services Sub-Contract
                      between Fidelity and Federated
                      Shareholder Services from Item
                      24(b)(9)(iii) of the Federated GNMA
                      Trust Registration Statement on Form
                      N-1A filed with the Commission on
                      March 25, 1996. (File Nos. 2-75670 and
                      811-3375);
                (vii) Amendment to Agreement for Fund
                      Accounting Services, Administrative
                      Services, Transfer Agency Services,
                      and Custody Services Procurement
                      between Federated Investment Companies
                      and Federated Services Company.; (24)
           (i)        Conformed copy of Opinion and Consent
                      of Counsel as to the legality of
                      shares being registered; (15)
           (j)        Conformed copy of Consent of
                      Independent Auditors; (27)
           (k)        Not applicable.
           (l)        Conformed copy of Initial Capital
                      Understanding; (2)
           (m)  (i)   Conformed copy of Distribution Plan of
                      the Registrant; (6)
                (ii)  Conformed copy of Exhibit A to 12b-1
                      Plan of the Registrant; (12)
                (iii) Conformed copies of Exhibits B-H to
                      12b-1 Plan of the Registrant; (14)
                (iv)  Conformed copy of Exhibit I to the
                      Distribution Plan of the Registrant;
                      (16)
                (v)   Conformed copy of Exhibit J to the
                      Distribution Plan of the Registrant;
                      (23)
                (vi)  The responses described in Item 23
                      (e)(vi) are hereby incorporated by
                      reference.
                (vii) Conformed copy of Exhibit 1 and
                      Schedule A of the Distribution Plan
                      for the Registrant's Class B Shares;
                      (20)
           (n)  (i)   The Registrant hereby incorporates the
                      conformed copy of the Multiple Class
                      Plan from Item (n) of the Federated
                      Income Securities Trust Registration
                      Statement on Form N-1A, filed with the
                      Commission on June 30, 2003. (File
                      Nos. 33-3164 and 811-4577).
           (o)  (i)   Conformed copy of Power of Attorney
                      of the Registrant; (25)
                (ii)  Conformed copy of Power of Attorney of
                      the Chief Investment Officer of the
                      Registrant; (23)
           (p)        The Registrant hereby incorporates the
                      conformed copy of the Code of Ethics
                      for Access Persons from Item 23(p) of
                      the Federated Institutional Trust
                      Registration Statement on Form N-1A
                      filed with the Commission on September
                      30, 2003. (File Nos. 33-54445 and
                      811-7193).
 ______________________________

  + All exhibits are being electronically filed.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed
      October 23, 1991.  (File Nos. 33-43472 and 811-6447)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed
      December 19, 1991.  (File Nos. 33-43472 and 811-6447)
6. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 4 on Form N-1A filed July
      7, 1993. (File Nos. 33-43472 and 811-6447)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed
      October 21, 1993.  (File Nos. 33- 43472 and 811-6447)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed
      December 14, 1993.  (File Nos. 33- 43472 and 811-6447)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed
      April 4, 1994.  (File Nos. 33- 43472 and 811-6447)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed
      July 26, 1994.  (File Nos. 33-43472 and 811-6447)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 21, 1994. File Nos. 33-43472 and 811-6447)
15. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 15 on Form N-1A filed
      January 27, 1995.  (File Nos. 33-43472 and 811-6447)
16. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 16 on Form N-1A filed
      July 11, 1995.  (File Nos. 33-43472 and 811-6447)
17. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 18 on Form N-1A filed January 26, 1996. (File Nos. 33- 43472 and 811-6447)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
      January 28, 1997.  (File Nos. 33-43472 and 811-6447)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 25, 1997. (File Nos. 33- 43472 and 811-6447)
20. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 22 on Form N-1A filed
      January 28, 1998.  (File Nos. 33-43472 and 811-6447)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33-43472 and 811-6447)
22. Response is incorporated by reference to Registrant's Post Effective Amendment No. 25 on Form N-1A filed
      January 28, 2000.  (File Nos. 33-43472 and 811-6447)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed
      January 31, 2001.  (File Nos. 33-43472 and 811-6447)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed November 26, 2001. (File Nos. 33-43472 and 811-6447)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed November 25, 2002. (File Nos. 33-43472 and 811-6447)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed
      January 29, 2003.  (File Nos. 33-43472 and 811-6447)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November 26, 2003. (File Nos. 33-43472 and 811-6447)


Item 24. Persons Controlled by or Under Common Control with Registrant:

           None

Item 25.   Indemnification: (2)

Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                            J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice Presidents:                Stephen F. Auth
                                          William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          David A. Briggs
                                          Jonathan C. Conley
                                          Christopher F. Corapi
                                          Deborah A. Cunningham
                                          Linda A. Duessel
                                          Mark E. Durbiano
                                          James E. Grefenstette
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Frank Semack
                                          Richard Tito
                                          Peter Vutz

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          David M. Bruns
                                          Regina Chi
                                          Ross M. Cohen
                                          David W. Cook
                                          Fred B. Crutchfield
                                          Lee R. Cunningham, II
                                          Alexandre de Bethmann
                                          B. Anthony Delserone,
Jr.Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          David P. Gilmore
                                          James P. Gordon, Jr.
                                          Curtis R. Gross
                                          Marc Halperin
                                          John W. Harris
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison
                                          Constantine J. Kartsonas
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Steven Lehman
                                          Marian R. Marinack
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          John L. Nichol
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          David R. Powers
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          Aash M. Shah
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Leonardo A. Vila
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          Richard M. Winkowski, Jr.
                                          Lori A. Wolff
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Catherine A. Arendas
                                          Nicholas P. Besh
                                          Hanan Callas
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          David Dao
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          Igor Golalic
                                          James Grant
                                          Anthony Han
                                          Carol B. Kayworth
                                          Angela A. Kohler
                                          Robert P. Kozlowski
                                          Ted T. Lietz, Sr.
                                          Monica Lugani
                                          Tracey L. Lusk
                                          Ann Manley
                                          Dana Meissner
                                          Theresa K. Miller
                                          Karl Mocharko
                                          Bob Nolte
                                          Daniel Peris
                                          Rae Ann Rice
                                          Jennifer G. Setzenfand
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Michael R. Tucker
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretaries:                    Jay S. Neuman


Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:

           (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                Registrant:

                Cash Trust Series, Inc.; Cash Trust Series
                II; Edward Jones Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
                1-3 Years; Federated U.S. Government
                Securities Fund: 2-5 Years; Federated World
                Investment Series, Inc.; Intermediate
                Municipal Trust; Money Market Obligations
                Trust; MTB Group of Funds; Regions Morgan
                Keegan Select Funds and SouthTrust Funds.


        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher    Vice Chairman

Director:                 Arthur L. Cherry

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Timothy C. Pillion
                          Thomas E. Territ
                          Robert F. Tousignant

Vice Presidents:          Irving Anderson
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Marc C. Danile
                          Rick A. DiBernardo
                          Robert J. Deuberry
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          Joseph D. Gibbons
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Mark J. Miehl
                          Richard C. Mihm
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          Timothy A. Rosewicz
                          Greg Spralding
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff


Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          Jennifer Fetteroff
                          John T. Glickson
                          William Rose
                          Lynn Sherwood-Long

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable


Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and
Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                        Reed Smith LLP
                                  Investment and Asset
                                  Management Group (IAMG)
                                  Federated Investors Tower
                                  12th Floor
                                  1001 Liberty Avenue
                                  Pittsburgh, PA  15222-3779

                                  (Notices should be sent to
                                  the Agent for Services at
                                  above address)

                                  Federated Investors Funds
                                  5800 Corporate Drive
                                  Pittsburgh, PA  15237-7000

Federated Shareholder             P.O. Box 8600
Services Company                  Boston, MA  02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company        Federated Investors Tower
("Administrator")                 1001 Liberty Avenue
                                  Pittsburgh, PA  15222-3779

Federated Investment              Federated Investors Tower
Management Company                1001 Liberty Avenue
("Adviser")                       Pittsburgh, PA  15222-3779

State Street Bank and             P.O. Box 8600
Trust Company                     Boston, MA  02266-8600
("Custodian")

Item 29.   Management Services:  Not applicable.


Item 30.   Undertakings:

           Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                         SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant, FEDERATED FIXED INCOME SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of December 2003.

           FEDERATED FIXED INCOME SECURITIES, INC.

                BY: /s/ George Magera
                George Magera, Assistant Secretary
                December 19, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                      TITLE                DATE

By: /s/Andrew P. Cross       Attorney In Fact       December 19, 2003
    Andrew P. Cross          For the Persons
    ASSISTANT SECRETARY      Listed Below

    NAME                       TITLE

John F. Donahue*             Chairman and Director

Richard B. Fisher*           Vice Chairman

J. Christopher Donahue*      President and Director
                             (Principal Executive Officer)

Edward C. Gonzales*          Executive Vice President

Richard J. Thomas*           Treasurer
                             (Principal Financial Officer)

William D. Dawson, III*      Chief Investment Officer

Thomas G. Bigley*            Director

John T. Conroy, Jr.*         Director

Nicholas P. Constantakis*    Director

John F. Cunningham*          Director

Lawrence D. Ellis, M.D.*     Director

Peter E. Madden*             Director

Charles F. Mansfield, Jr.*   Director

John E. Murray, Jr.*         Director

Marjorie P. Smuts*           Director

John S. Walsh*               Director

* By Power of Attorney